Creditors amounts falling due after more than one year (Details) - Summary of creditors noncurrent - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Payable and Accrued Liabilities Noncurrent [Abstract]
Bank loans and overdrafts	£ 0	£ 8,750,000
Deferred consideration payable on acquisition	0	180,531
Obligations under finance leases and hire purchase contracts	0	127,174
Total	£ 0	£ 9,057,705